Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenues [Line Items]
Revenue	$ 18,149,244	$ 16,732,688	$ 11,374,257
System integration projects [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenue	16,586,039	16,254,922	11,344,086
Product sales [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenue	1,202,206	273,054
Engineering consulting services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenue	$ 360,999	$ 204,712	$ 30,171